SHARE WARRANT OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
SHARE WARRANT OBLIGATIONS	SHARE WARRANT OBLIGATIONS
13.1 Warrants issued to a customer
On July 1, 2020, in connection with the entering into of a master purchase agreement and a work order (collectively, the “MPA”) with Amazon Logistics, Inc., the Company issued a warrant to purchase common shares of the Company (the “Warrant”) to Amazon.com NV Investment Holdings LLC (the “Warrantholder”) which vests, subject to the terms and conditions contained therein, based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on the Group's products or services.
At the election of the Warrantholder, any vested portion of the Warrant can be exercised either on a cash basis by the payment of the applicable exercise price or on a net issuance basis based on the in-the-money value of the Warrant. The exercise of the Warrant corresponds to $5.66 per share. The Warrant grants the Warrantholder the right to acquire up to 35,350,003 common shares of the Company.
There was an initial vesting of a portion of the Warrant which is exercisable for 5,302,511 common shares as at December 31, 2021 and 2020. The remaining portion of the Warrant vests in three tranches based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on Group products or services. The Warrant has a term of 8 years. Full vesting of the Warrant requires spending of at least $1.1 billion on Group products or services over the term of the Warrant, subject to accelerated vesting upon the occurrence of certain events, including a change of control of the Group or a termination of the MPA for cause.
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2021	December 31, 2020

Exercise price ($)	5.66	5.66
Share price ($)	9.94	10.00
Volatility (%)	40%	40%
Risk-free interest rate (%)	1.27%	0.69%
Expected warrant life (years)	6.50	7.50
13 - SHARE WARRANT OBLIGATIONS (CONTINUED)
13.1 Warrants issued to a customer (continued)
The Group has recognized the following contract asset and share warrant obligation:

	December 31, 2021	December 31, 2020
	$	$
Contract asset
Beginning Balance	14,327,709	13,427,493
Amortization	(284,625)	–
Foreign currency translation adjustment	70,331	900,216
Ending Balance	14,113,415	14,327,709

Share warrant obligation
Beginning Balance	31,549,033	13,227,703
Fair value adjustment	492,091	16,847,470
Foreign currency translation adjustment	(1,169,680)	1,473,860
Ending Balance	30,871,444	31,549,033
13.2 Warrants issued as part of the business combination transaction
Upon completion of the Transaction on May 6, 2021, each outstanding warrant to purchase shares of NGA’s common stock was converted into a warrant to acquire one common share of the Company, at a price of $11.50 per share. A total of 27,111,741 NGA warrants were converted into 27,111,741 warrants of the Company, 15,972,672 of which are publicly traded and 11,139,069 of which are private. As at December 31, 2021, there were 27,111,623 warrants outstanding of which 15,972,664 are publicly traded and 11,138,959 are private.
Each public warrant entitles the holder to purchase one common share for a price $11.50 per share. The public warrants became exercisable 30 days after the completion of the business combination transaction and will expire five years after the completion of the business combination transaction, or earlier upon redemption or liquidation. The Company may redeem the outstanding public warrants after they become exercisable, in whole at a price of $0.01 per public warrant, provided that the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period commencing once the public warrants become exercisable and ending on the third trading day prior to the date on which the Company gives proper notice of such redemption.
13 - SHARE WARRANT OBLIGATIONS (CONTINUED)
13.2 Warrants issued as part of the business combination transaction (continued)
The fair value of the public warrants were determined using their market trading price as follows:

	December 31, 2021	May 6, 2021
Warrant price ($)	2.73	6.00
Each private warrant entitles the holder to purchase one common share for a price of $11.50 per share and became exercisable 30 days following the completion of the business combination transaction and will expire five years after the completion of the business combination transaction. The private warrants are not redeemable by the Company so long as they are held by the NGA Sponsor or its permitted transferees. The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2021	May 6, 2021

Exercise price ($)	11.50	11.50
Share price ($)	9.94	16.17
Volatility (%)	40%	29%
Risk-free interest rate (%)	1.27%	1%
Expected warrant life (years)	4.33	5.00
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at May 6, 2021	95,836,032	73,616,827	169,452,859
Fair value adjustment	(48,935,404)	(37,352,590)	(86,287,994)
Exercised	—	(442)	(442)
Foreign currency translation adjustment	(3,938,953)	(3,870,980)	(7,809,933)
Balance at December 31, 2021	42,961,675	32,392,815	75,354,490